Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, assets
Financial assets at beginning of period	kr 298,836
Financial assets at end of period	309,056	kr 298,836
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(280,800)
Financial liabilities at end of period	(293,758)	(280,800)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(52,485)	(43,841)
Purchases	(6,471)	(13,196)
Settlements & sales	4,499	9,447
Transfers to level 3		(2,543)
Transfers from level 3		419
Gains (+) and losses (-) through profit or loss	(164)	178
Gains (+) and losses (-) in Other comprehensive income	134	250
Exchange-rate differences assets and liabilities	(2,221)	(3,199)
Financial assets and liabilities at fair value, at the end of period	(56,708)	(52,485)
Unrealized fair value changes	(67)	(157)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(47,898)	(42,995)
Purchases liabilities	(6,475)	(13,199)
Settlements & sales	4,469	9,490
Transfers to level 3		(2,486)
Transfers from level 3		425
Gains (+) and losses (-) through profit or loss	(2,549)	4,091
Gains (+) and losses (-) in Other comprehensive income	134	250
Exchange-rate differences	(2,958)	(3,474)
Financial liabilities at end of period	(55,277)	(47,898)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(4,587)	(846)
Purchases	4	3
Settlements & sales	30	(43)
Transfers to level 3		(57)
Transfers from level 3		(6)
Gains (+) and losses (-) through profit or loss	2,385	(3,913)
Exchange-rate differences assets and liabilities	737	275
Financial assets and liabilities at fair value, at the end of period	kr (1,431)	kr (4,587)